EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 8   EQUITY
Share capital
a.
As of December 31, 2014, the issued share capital of the Company is composed of Ordinary shares at EUR 0.01 par value. As of December 31, 2013, the issued share capital of the Company was composed of Class A Ordinary shares (with no liquidation preference), Ordinary shares (with liquidation preference), Class B, C, D, E, F1 and F2 shares, all at EUR 0.01 par value.
b.
On August 6, 2014, the Company completed its IPO. For additional information see note 1.

c.
In July 2014, the Company’s shareholders approved a five-for-one stock split of all classes of the Company’s shares, which was effective July 10, 2014. The stock split had the following effects: (i) each outstanding share of any class was increased to five shares of the same class; (ii) each outstanding warrant or option to purchase Ordinary shares was proportionately increased on a five-for-one basis; and (iii) the exercise price of each outstanding warrant or option to purchase Ordinary shares was proportionately decreased on a one-for-five basis. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this stock split.

As part of the stock split, the shareholders approved an increase to the number of authorized shares of all classes of shares to 500,000,000 shares authorized of which 200,000,000 are authorized ordinary shares, 100,000,000 are authorized class A shares, 25,000,000 are authorized class B shares, 25,000,000 are authorized class C shares, 50,000,000 are authorized class D shares, 20,000,000 are authorized class E shares, 15,000,000 are authorized class F1 shares and 65,000,000 are authorized class F2 shares. The accompanying financial statements and notes to the financial statements give retroactive effect to these increases for all periods presented.

In addition, in July 2014, the Company’s Articles were amended to convert all classes of shares into one class of Ordinary shares on a 1:1 basis and the Company’s shareholders approved the increase to the number of authorized shares into 1,012,565,725 Ordinary shares, each at EUR 0.01 par value.

d.
On August 15, 2013 the Company amended its Articles of Association. Accordingly, the authorized shares were divided differently among the different classes of shares (while the total authorized share capital remained the same). Following this amendment, authorized shares are as follows: 100,000,000 class A shares, 200,000,000 Ordinary shares, 25,000,000 class B shares, 25,000,000 class C shares, 50,000,000 class D shares, 20,000,000 class E shares and 80,000,000 class F shares divided into (i) 15,000,000 F1 shares and (ii) 65,000,000 F2 shares.

e.
Prior to the IPO, in August 2014, the Company had different classes of shares, all of which converted to Ordinary shares on a one-to-one basis in connection with the IPO. Significant terms were as follows:

Voting
The holders of Ordinary Shares (with liquidation preference), and Class A, B, C, D, E, F1 and F2 Ordinary shares had identical voting rights. The holders of class D shares had a veto right with respect to certain related party transactions and the right to designate a director of the Company. The holders of F1 shares had the right effectively to designate a director of the Company. The holders of Class D shares and Class F shares had the right to veto further issuances of Class D shares and Class F shares, respectively. All of the special rights described above were terminated upon the closing of the IPO on August 6, 2014.
Conversion
Each holder of Class B, C, D, E, F1 and F2 shares had the right, at any time and from time to time, to convert each share held by the holder into one fully paid and non-assessable Ordinary share (with liquidation preference). The Class A shareholders had the right to convert to Ordinary shares (with liquidation preference), however, their shares did not have any additional rights nor liquidation preference as a result of such conversion. Immediately prior to the IPO, all shares of the Company were automatically converted into Ordinary shares, with no effective liquidation rights.
Anti-Dilution Rights
Certain Ordinary shares (with liquidation preference), and certain Class B, C, D, E, F1 and F2 shares had certain contractual anti-dilution rights.
At any time prior to an initial public offering of the Company’s securities, in the event the Company issued any shares to a third party in return for an investment (the “Subsequent Investment”) and the Subsequent Investment is made based on a price per share of less than the “Adjusted Price Per Share” (as defined in the relevant Investment Agreement to which a shareholder is a party), then the Investors (as defined in the relevant agreement) shall be issued additional shares of the Company of the relevant class of shares held by such shareholder, for no further consideration, such that the number of shares of the relevant class held by such Investor shall be increased to such number of shares as such Investor would have held had it originally purchased such shares for the lower price at which shares are proposed to be issued.
The Company determined that the anti-dilution feature is a contingent beneficial conversion feature at the date of issuance. Since this was contingent upon a future event that never occurred, it has not been recorded in the consolidated financial statements as of December 31, 2014.
Liquidation Preference
In the event of any liquidation, dissolution or winding up of the Company, the Company undertook that (i) each holder of Class B and Ordinary shares (with liquidation preference) that is a party to an investment agreement providing for a liquidation preference and (ii) each holder of Class C, D, E, F1 and F2 shares shall be entitled to receive, out of the assets of the Company invested by such holder in the Company (the “Consideration Amount of such holder). Such distribution will be made pro rata to all holders entitled to a liquidation preference, until each holder has received the full Consideration Amount to which it is entitled, after which such holder will not participate in the preferential distribution. After the full preferential amount referred to above has been distributed to all shareholders entitled thereto, the Company’s remaining assets and funds available for distribution will be distributed pro rata to all shareholders. There was no deemed liquidation that requires redemption of the shares.
Following is a summary of the equity activity for the years ended December 31, 2014, 2013 and 2012:
	Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class C Ordinary shares	Class D Ordinary shares	Class E Ordinary shares	Class F1 Ordinary shares	Class F2 Ordinary shares	Ordinary shares (with liquidation preference)
	Number of shares – issued and outstanding
Balance, as of December 1, 2012		40,190,595	11,913,135	4,818,795	43,469,535	14,047,435	—	—	77,434,845
Exercise of options		—	—	—	—	—	—	—	111,540
Balance, as of December 31, 2012		40,190,595	11,913,135	4,818,795	43,469,535	14,047,435	—	—	77,546,385
Exercise of options		—	—	—	—	—	—	—	6,229,270
Issuance of F1 shares		—	—	—	—	—	4,297,995	—	—
Investment transaction (see note 8(g))		(8,119,760)	(5,209,615)	(1,428,305)	(11,304,580)	(2,297,735)	10,028,655	41,547,280	(23,215,940)
Balance, as of December 31, 2013		32,070,835	6,703,520	3,390,490	32,164,955	11,749,700	14,326,650	41,547,280	60,559,715
Exercise of options – prior to IPO	—	—	—	—	—	—	—	—	1,463,051
Conversion upon IPO closing	203,976,196	(32,070,835)	(6,703,520)	(3,390,490)	(32,164,955)	(11,749,700)	(14,326,650	(41,547,280	(62,022,766)
IPO	8,325,000	—	—	—	—	—	—	—	—
Exercise of options – commencing IPO	2,252,865	—	—	—	—	—	—	—	—
Balance, as of December 31, 2014	214,554,061	—	—	—	—	—	—	—	—

g. Investment transactions
On June 28, 2013, the Company entered into a share purchase agreement with an investor pursuant to which the Company agreed to sell and issue to the investor 4,297,995 Class F1 Shares par value EUR 0.01 each, at a purchase price of  $6.98 per share and total consideration of  $30,000,000. On the same day, investors, including the investor in the preceding sentence, entered into an agreement with the Company and a newly formed Dutch private company, Driving Momentum BV (“Newco”), which owned 500 Ordinary shares (with liquidation preference) of the Company pursuant to which Newco agreed to sell to the investors an aggregate of 10,028,655 Class F1 and 41,547,280 Class F2 shares. NewCo then purchased 51,575,935 issued and outstanding Class A, Ordinary Shares (with liquidation preference), Class B, Class C, Class D and Class E shares of the Company from existing shareholders, at a purchase price of US $6.61 (net of expenses) per share. Newco converted the 51,575,935 shares it had acquired from the existing shareholders into 10,028,655 Class F1 and 41,547,280 Class F2 shares. The closing of the purchase of the 4,297,995 F1 shares from the Company and the 10,028,655 Class F1 and 41,547,280 Class F2 shares from Newco occurred on August 22, 2013. The repurchase conversion and sale of the shares took place simultaneously. Subsequent to the completion of these transactions, Newco, which did not have any substantive net assets, was merged with the Company. This transaction was accounted for as benefit to participating shareholders of the Class A, B, C, D, E and Ordinary shares (with liquidation preference).
h. Employee and Non-employee stock options
Options to employees and service providers
The Company has adopted a stock option plan (the “2003 Plan”), whereby up to 11% (out of the Company’s issued and outstanding aggregate number of shares of all classes) options may be granted to employees and service providers for purchase of the Company’s Ordinary shares. In May 2014, the Company increased the pool of options to be available under the 2003 Plan to up to 18% of the issued and outstanding shares of the Company.
Under the terms of the 2003 Plan, the board of directors or the designated committee will grant options and will determine the period over which options become exercisable and the exercise terms. The Company usually grants options that vests over a period of 4.5 years and expires 7 years after grant. Each option can be exercised into one Ordinary share EUR 0.01 par value of the Company.
In December 2014, the board of directors approved and the Company adopted its 2014 Equity Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the board of directors or the designated committee will grant stock options, restricted shares and restricted share units (“RSUs”). The total number of shares available under both the 2003 Plan and the 2014 Plan shall not exceed 38,619,123. Generally, the 2014 Plan provides for options that vests over a period of 4.5 years and expires 7 years after grant and for RSUs that vests over a period of 3 years. Each option can be exercised into one Ordinary share EUR 0.01 par value of the Company.
No additional awards will be granted under the 2003 Plan.
Both of the Plans with respect to Israeli employees are intended to be governed by the terms stipulated by Section 102 of the Israeli Income Tax Ordinance. In accordance with the capital gain track chosen by the Company and pursuant to the terms thereof, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the Plans — with the exception of the work-income benefit component, if any, determined on the grant date. Options granted to employees from other countries are subject to similar terms with certain changes required for local regulations.
The following table summarizes information regarding outstanding and exercisable options under the Company’s plans as of December 31, 2014:
Exercise price	Outstanding		Exercisable
(US $)	Number	Weighted average remaining contractual life (in years)	Number	Weighted average remaining contractual life (in years)
0.096 – 0.376	2,064,619	2.20	1,959,619	2.05
0.554 – 0.776	558,620	2.00	558,620	2.00
1.13 – 2.991	2,270,460	1.96	2,270,460	1.96
3.7	7,480,320	4.60	6,305,750	4.68
6.98 – 7.1	13,783,600	6.07	4,087,525	6.03
25 – 36.83	625,100	6.58	—	—
	26,782,719	4.94	15,181,974	4.20

The following table summarizes the option activity for the year ended December 31, 2014 for options granted to employees, directors and service providers:
	Number	Weighted average exercise price	Aggregated intrinsic value(1)
		$	U.S. dollars in thousands
Options outstanding at beginning of year	17,494,470	2.97
Changes during the year:
Granted(2)	13,455,700	7.82
Exercised	(3,715,916)	2.73
Forfeited	(451,535)	3.43
Options outstanding at end of year	26,782,719	5.44	940,693
Options exercisable at year-end	15,181,974	3.79	558,181

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of  $40.56 of the Company’s ordinary share on December 31, 2014. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.

(2)
On January 13, 2014 the Company granted the Company’s founders, who are also shareholders, 11,500,000 options, exercisable into the same amount of the Company’s Ordinary shares, at an exercise price of  $6.98 per share; 3,850,000 options were vested immediately and the remainder vest over two years.

On September 7, 2014 the Company granted four of its directors 200,000 options, exercisable into the same amount of the Company’s ordinary shares, at an exercise price of  $25.0 per share, which are subject to graded vesting. Those options were granted in the money.

Subsequent to December 31, 2014, the Company granted to its employee additional 75,650 options exercisable into the same amount of the Company’s Ordinary shares, at an average exercise price of $36.49 per share, and 233,505 RSUs.

At December 31, 2014, there were 190,000 options outstanding with a weighted average exercise price of  $4.17 and weighted average remaining contractual life of 2.95 years, which were granted to service providers. At December 31, 2014, 100,000 of these options were exercisable.
The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:
	Year ended December 31,
	2014	2013	2012
Risk-free interest rate	0.7% – 2.17%	0.19% – 2.74%	0.88% – 1.33%
Expected option term	3.82 – 7.27 years	1 – 12.35 years	6.26 – 7.06 years
Expected price volatility	36% – 55%	42% – 53%	52% – 53%
Dividend yield	0%	0%	0%
Weighted average fair value at the date of grant	$7.28	$2.22	$2.05
The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.
The Company’s computation of expected volatility was based on comparable companies.
The expected option term for options awards that were at the money when granted (plain vanilla options) was calculated in accordance with the simplified method in accordance with ASC 718, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The expected term of options granted to non-employee service providers is based on the contractual life.
The Company has historically not paid dividends and has no foreseeable plans to pay dividends.
As of December 31, 2014, approximately $36.9 million of total unrecognized compensation expense related to unvested share-based compensation grants under the Plan. That cost is expected to be recognized over a weighted-average period of 2.02 years.
Share-based compensation expenses included in the Company’s Statements of Operations were:
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Cost of revenues	27	16	32
Research and development, net	6,130	2,320	1,124
Sales and marketing	5,201	5,861	565
General and administrative	65,495	4,934	134
Total stock-based compensation	76,853	13,131	1,855

During December 2013, the Company’s Board of Directors approved the modification of certain outstanding stock options previously granted to employees and service providers. The modification was for the extension of all outstanding options with a termination date earlier than December 31, 2014. The options will now expire on December 31, 2016. The modification resulted in compensation expense of  $823 thousand that was recorded during the year ended December 31, 2013 and included in the above table.

In connection with the closing of the IPO and in accordance with their original terms, the vesting period for certain options was accelerated such that options to purchase 4,950,000 Ordinary shares vested and became exercisable upon the closing of the IPO. Of the 4,950,000 options, options to purchase 3,375,000 Ordinary shares were granted to the Company’s founders who are also shareholders. The acceleration resulted in compensation expense of  $6.6 million that was recorded during the year ended December 31, 2014 and included in the above table.